Notes to the Assets of the Balance Sheet - Summary of Available-For-Sale Financial Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Market Value	€ 20,455	€ 44,581
Money market funds 1 [member]
Disclosure of financial assets [line items]
Maturity	Daily	Daily
Gross Unrealized Gains	€ 125	€ 0
Gross Unrealized Losses	0	(137)
Market Value	20,455	44,581
Gross carrying amount [member] | Money market funds 1 [member]
Disclosure of financial assets [line items]
Cost	€ 20,330	€ 44,718